 PELLEGRINO, LLC

303 West Lancaster Avenue, Suite 302 ■ Wayne, PA 19087

TEL (856) 292-8331 ■ FAX (856) 504-0202

mp@pell-law.com ■ www.pell-law.com

Michael T. Pellegrino

Attorney at Law

Admitted in Pennsylvania

& New Jersey

June 25, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Alpha Architect ETF Trust (the “Trust”)

File Nos.: 333-195493 and 811-22961

Ladies and Gentlemen:

On behalf of my client, Alpha Architect ETF Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), Post-Effective Amendment No. 19 and, under the Investment Company Act of 1940, as amended, Amendment No. 22 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

This Filing is made pursuant to Rule 485(a)(2) under the Securities Act to register two newly created series of the Trust, the Merlyn.AI Bull-Rider Bear-Fighter ETF and the Merlyn.AI Tactical Growth and Income ETF.

If you have any questions regarding the enclosed, please do not hesitate to contact me at (856) 292-8331 or mtpellegrino@pell-law.com.

Sincerely,

/s/ Michael T. Pellegrino

Michael T. Pellegrino